FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income (loss)		¥ (408,916)	$ (58,474)	¥ (73,642)	¥ 12,576
Adjustments for:
Changes in fair value on other investments		300	40	7,160	(3,490)
Impairment on equity investments	¥ 1,300	41,629	6,000	0	0
Impairment on other investments		64,960	9,289
Non-cash interest expense on convertible notes		16,252	2,324	30,289	25,967
Gain on extinguishment of convertible notes		(1,203)	(172)
Foreign currency exchange (gain) loss		(2,989)	(427)	713	6,816
Gain on disposal of other investment		(3,400)	(486)
Changes in operating assets and liabilities:
Change in prepayments and other current assets		2,016	288	(3,020)	673
Change in accrued expenses and other current liabilities		8,366	1,196	1,690	(21,213)
Increase/(Decrease) in interest payable				1,243	(2,432)
Net cash used in operating activities		(31,756)	(4,540)	(44,197)	(46,320)
Cash flows from investing activities:
Proceeds from disposal of other investment		3,400	486	5	5,163
Net cash provided by (used in) investing activities		1,115	159	(57,018)	4,470
Cash flows from financing activities:
Proceeds from the issuance of convertible note		78,358	11,205		85,349
Proceeds from issuance of ordinary shares		31,504	4,505	17,783
Net cash provided by financing activities		78,468	11,221	69,768	32,465
Effect of foreign exchange rate changes on cash and cash equivalents		(249)	(36)	(2,864)	(3,457)
Net change in cash and cash equivalents		47,578	6,804	(34,311)	(12,842)
Cash and cash equivalents, beginning of year		10,911	1,560	45,222	58,064
Cash and cash equivalents, end of year		58,489	8,364	10,911	45,222
Non-cash investing and financing activities:
Conversion of convertible notes into ordinary shares		53,388	7,634	18,161	24,822
Restricted ordinary shares issued in exchange for investments				230,478
Issuance of shares for acquisition of noncontrolling interest		15,000	2,145
Non-cash unwind of investments and related share arrangements		3,877	554
Cancellation of contingently redeemable shares		15,613	2,233
Receipt of BTC from investors		33,937	4,853
Receipt of USDT from investors		4,263	610
Parent Company
Cash flows from operating activities:
Net income (loss)		(402,446)	(57,549)	(73,424)	20,003
Adjustments for:
Share-based compensation expense		116,053	16,595	44,675	70,760
Impairment on advances and other assets		1,278	183
Changes in fair value on other investments		278	40	0	0
Impairment on equity investments		32,130	4,595	0	0
Impairment on other investments		48,646	6,956
Non-cash interest expense on convertible notes		16,252	2,324	30,289	25,967
Gain on extinguishment of convertible notes		(1,203)	(172)
Foreign currency exchange (gain) loss		394	56	148	(785)
Equity in loss (income) of subsidiaries and VIE		(52,428)	(7,499)	10,173	(117,204)
Gain (loss) from change in fair value of conversion feature derivative, option assets and liabilities		5,733	820	(45,037)	(23,171)
Gain on disposal of other investment		(3,400)	(486)
Changes in operating assets and liabilities:
Change in prepayments and other current assets		(52)	(7)	(1,278)	0
Change in amounts due from intercompany		239,311	34,221	36,461	(15,563)
Change in accrued expenses and other current liabilities		(535)	(76)	1,686	(11,952)
Increase/(Decrease) in interest payable		0	0	1,243	(2,432)
Net cash used in operating activities		11	1	4,936	(54,377)
Cash flows from financing activities:
Proceeds from the issuance of convertible note					85,349
Proceeds from disposal of other investment				5	5,163
Repayments of convertible notes and interest-free loan		0	0	(34,390)	(42,903)
Proceeds from issuance of ordinary shares				17,783
Net cash provided by financing activities		0	0	(16,602)	47,609
Effect of foreign exchange rate changes on cash and cash equivalents		0	0	(298)	502
Net change in cash and cash equivalents		11	1	(11,964)	(6,266)
Cash and cash equivalents, beginning of year		474	68	12,438	18,704
Cash and cash equivalents, end of year		485	69	474	12,438
Non-cash investing and financing activities:
Conversion of convertible notes into ordinary shares		53,388	7,634	18,161	¥ 24,822
Restricted ordinary shares issued in exchange for investments				230,478
Put option liability		1,811	259	¥ (1,923)
Issuance of shares for acquisition of noncontrolling interest		15,000	2,145
Non-cash unwind of investments and related share arrangements		3,877	554
Cancellation of contingently redeemable shares		15,613	2,233
Receipt of BTC from investors		33,937	4,853
Receipt of USDT from investors		4,263	610
Proceeds from issuance of ordinary shares		31,504	4,505
Proceeds from convertible notes		¥ 78,358	$ 11,205